Balances and Transactions with Related Parties and Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Balances and Transactions with Related Parties and Affiliated Companies
The consolidated statements of financial positions and consolidated income statements include the following balances and transactions with related parties and affiliated companies:

	December 31, 2019		December 31, 2018
Balances
Due from The Coca-Cola Company (see Note 7) (1) (8)	Ps.	802	Ps.	1,173
Balance with BBVA, S.A. de C.V. (2)		6,798		11,509
Balance with JP Morgan Chase & Co. (2)		—		27
Balance with Grupo Scotiabank Inverlat, S.A. (3)		510		503
Grupo Industrial Saltillo S.A.B. de C.V. (3)		—		169
Due from Heineken Group (1) (3) (7)		2,915		2,572
Other receivables (1) (4)		390		565

Due to The Coca-Cola Company (5) (6) (8)	Ps.	4,417	Ps.	3,893
Due to BBVA, S.A. de C.V. (5)		1,696		4,093
Due to Heineken Group (6) (7)		4,308		4,753
Due to Grupo Financiero Scotiabank Inverlat, S.A. (5)		104		170
Other payables (6)		2,003		1,402

(1)	Presented within accounts receivable.
(2)	Presented within cash and cash equivalents.
(3)	Presented within other financial assets.
(4)	Presented within other current financial assets.
(5)	Recorded within bank loans and notes payable.
(6)	Recorded within accounts payable.
(7)	Associates.
(8)	Non-controlling interest.

Summary of Transaction with Related Parties
Balances due from related parties are considered to be recoverable. Accordingly, for the years ended December 31, 2019, 2018 and 2017, there was no expense resulting from uncollectible balances due from related parties.

Transactions	2019	2018	2017
Income:
Services to Heineken Group (1)	Ps.3,380	Ps.3,265	Ps.3,570
Logistic services to Grupo Industrial Saltillo, S.A. de C.V. (3)	—	255	457
Logistic services to Jugos del Valle (1)	553	369	587
Interest revenues from BBVA, S.A. de C.V. (3)	1,456	1,469	1,002
Interest revenues from Grupo Financiero Scotiabank Inverlat, S.A. (3)	447	—	—
Other revenues from related parties	404	242	243

Expenses:
Purchase of concentrate from The Coca-Cola Company (2)	Ps.34,063	Ps.32,379	Ps.30,758
Purchases of beer from Heineken Group (1) (6)	25,215	27,999	24,942
Purchase of coffee from Caffenio (5)	—	—	2,397
Purchase of baked goods and snacks from Grupo Bimbo, S.A.B. de C.V. (3)	6,194	5,763	4,802
Advertisement expense paid to The Coca-Cola Company (2) (4)	1,756	2,193	1,392
Purchase of juices from Jugos del Valle, S.A.P.I. de C.V. (1)	4,477	4,537	3,905
Purchase of sugar from Promotora Industrial Azucarera, S.A. de C.V. (1)	2,728	2,604	1,885
Interest expense and fees paid to BBVA, S.A. de C.V. (3)	144	230	53
Purchase of sugar from Beta San Miguel (3)	655	651	1,827
Purchase of sugar, cans and aluminum lids from Promotora Mexicana de Embotelladores, S.A. de C.V. (3)	—	739	839
Purchase of canned products from IEQSA (1)	682	596	804
Purchases to AdeS Alimentos y Bebidas (1)	497	592	—
Purchase of inventories to Leao Alimentos e Bebidas, L.T.D.A. (1)	1,867	2,654	4,010
Advertising paid to Grupo Televisa, S.A.B. (3)	115	113	107
Insurance premiums for policies with Grupo Nacional Provincial, S.A.B. (3)	—	12	32
Donations to Fundación FEMSA, A.C. (3)	195	232	23
Donations to Difusión y Fomento Cultural, A.C. (3)	61	63	44
Donations to ITESM (3)	215	192	108
Other expenses with related parties	319	423	742

(1)	Associates.
(2)	Non-controlling interest.
(3)	Members of the board of directors in FEMSA participate in board of directors of this entity.
(4)	Net of the contributions from The Coca-Cola Company of Ps. 2,274, Ps. 3,542 and Ps. 3,436, for the years ended in 2019, 2018 and 2017, respectively.
(5)	On May 22, 2018 the Company completed the acquisition of an additional 10% of non-controlling interest of Café del Pacífico S.A.P.I. de C.V. (Caffenio).
(6)
Favorable resolution of Arbitration in Brazil on October 31, 2019, the arbitration tribunal in charge of the arbitration proceeding between Coca-Cola FEMSA and Cervejarias Kaiser Brasil, S.A., a subsidiary of Heineken, N.V. (“Kaiser”), issued an award confirming that the distribution agreement pursuant to which Coca-Cola FEMSA distribute Kaiser’s portfolio in the country, including Heineken beer, shall continue in full force and effect until and including March 19, 2022.

Commitments with Related Parties
Commitments with related parties

Related Party	Commitment	Conditions
Heineken Group	Supply
Supply of all beer products in Mexico’s OXXO stores. The contract may be renewed for five years or additional periods. At the end of the contract OXXO will not hold exclusive contract with another supplier of beer for the next 3 years. Commitment term, Jan 1 st
, 2010 to Jun 30, 2020.

Schedule of Key Management Remuneration
The aggregate compensation paid to executive officers and senior management of the Company were as follows:

	2019		2018		2017
Short-term employee benefits paid	Ps.	2,163	Ps.	1,885	Ps.	1,699
Postemployment benefits		48		37		48
Termination benefits		411		88		74
Share based payments		610		401		351